Segment information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment information
5.	Segment information

An operating segment is a component of the Group for which discrete financial information is available, and whose operating results are regularly reviewed by the chief operating decision maker (the “CODM”) to determine the allocation of management resources and to assess its performance.

The Board of Directors is considered to be the CODM and it monitors the operating results of the operating segments separately for the purpose of making decisions about resource allocation and performance assessment. The Group evaluates the performance of its operating segments using operating profit (loss) as the principal basis for measurement, which is determined in accordance with Japanese GAAP. Operating profit (loss) is a widely used measure in Japan for evaluating the core profitability of a Group’s operations, and forms the basis of the internal reporting which is used by the CODM to make resource allocation decisions. Segment income is operating profit (loss) under Japanese GAAP, which is before extraordinary gains or losses, non-operating income and expenses (as such terms are defined under Japanese GAAP), and income taxes. Some accounting policies used in determining segment income are, therefore, different from those of the Group under IFRS as described in Note 2, and such differences between Japanese GAAP and IFRS are presented as IFRS adjustments in the tables below. Also, the Group’s financing (including finance costs and finance income) and income taxes are managed on a Group basis and are not allocated to operating segments. The Group’s reportable segments are the same as operating segments, and there are no significant inter-segment transactions.

The Group operates a restaurant business providing meals and selling its own brand items. The Group is comprised of four operating segments classified based on types of food and services provided at the restaurant as follows:

•	Pepper Lunch™

•	Ikinari! Steak™

•	Other Restaurants

•	Own-brand products

Pepper Lunch™

The Pepper Lunch™ segment operates the following restaurants: The Pepper Lunch™ restaurants provide mainly steaks and hamburger steaks at affordable prices focusing on quick service The dishes served at Pepper Lunch™ are generally considered in Japan to be expensive and serving those dishes requires significant preparation time. However, at Pepper Lunch™ restaurants, a member of staff places and serves raw ingredients (meats, vegetables and others) on a special iron plate that is quickly heated using an electromagnetic cooker. Customers can then grill and cook the ingredients on the heated iron plate once served. This process and technology allows the Group to serve meals quickly and at affordable prices by having customers perform part of the cooking process. Pepper Lunch™ primarily targets families and offers various set meals on the menu that cater to patrons of all ages.

Ikinari! Steak™

The Ikinari! Steak™ segment operates Ikinari! Steak™ that utilizes a cost effective serving style where customers enjoy steak and other products, such as wine, typically while standing, which is a popular style in Japanese business districts. In particular, by streamlining the menu and implementing a serving style where customers eat while standing, the Group is able to sell steak to customers at roughly half the price per gram as compared to our “Chargrilled Steak Kuni” restaurants. With regard to food preparation, Ikinari! Steak™ has also adopted a cut-to-order system where the meat is cut to the customer’s desired weight from a single slab of meat that is kept fresh in the kitchen. The beef is then chargrilled rare, and then placed on a hot iron plate to continue to cook after serving to the customer. This method allows the Group to provide steak to our customers quickly, while also giving customers the opportunity to cook the steak to their preference. Serving products through a cut-to-order steak service system where the customers eat while standing is a business model that is first in the industry.

Other Restaurants

The Other Restaurants segment operates the following restaurants: Chargrilled Steak Kuni, which is a steak house providing steaks sliced to the customers’ chosen quantity in front of the customers; Kodawari Tonkatsu Katsukitei, which specializes in pork cutlet dishes; and Gyutan Sendai Natori, which specializes in ox tongue dishes.

Own-brand products

The Own-brand products segment sells foodstuffs (e.g., tonkatsu sauce, frozen pepper rice, dressing and Lachs ham), cooking utensils (i.e., soup servers) and Pitaribashi (i.e., chopsticks attached together with an implanted magnet). This business also provides meals, such as frozen meats, at the restaurants and the Group’s website.

For the year ended December 31, 2018

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS and other adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	7,654,450	54,131,873	1,513,917	209,493	63,509,733	—	63,509,733	(14,423,655)	49,086,078
Segment income	1,348,270	5,311,530	105,734	23,596	6,789,130	(2,925,912)	3,863,218	(2,113,873)	1,749,345
Finance income									9,488
Finance costs									(87,746)
Profit before tax									1,671,087

Other disclosure:
Depreciation and amortization	83,040	1,050,813	24,769	29	1,158,651	111,944	1,270,595	(207,579)	1,063,017
Impairment losses on the non-current assets	43,163	1,244,577	4,104	—	1,291,844	—	1,291,844	—	1,291,844
Provisions for onerous lease contracts	—	766,801	—	—	766,801	—	766,801	—	766,801

For the year ended December 31, 2017

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	7,066,294	27,005,657	2,080,486	77,476	36,229,913	—	36,229,913	(7,600,182)	28,629,731
Segment income	1,326,184	2,514,720	158,816	4,335	4,004,055	(1,705,541)	2,298,514	(508,641)	1,789,873
Finance income									19,957
Finance costs									(26,065)
Profit before tax									1,783,765

Other disclosure:
Depreciation and amortization	92,527	445,752	45,804	60	584,143	22,044	606,187	(84,528)	521,659

For the year ended December 31, 2016

	Pepper Lunch™	Ikinari! Steak™	Other Restaurants	Own- brand product	Subtotal	Adjustments(i)	Japanese GAAP total	IFRS adjustments (ii)	IFRS total(iii)
	(Thousands of yen)
Revenues
Revenues from external customers	5,916,668	14,105,911	2,252,534	57,952	22,333,065	—	22,333,065	(4,197,875)	18,135,190
Segment income	1,095,494	838,087	143,931	(1,091)	2,076,421	(1,118,081)	958,340	(75,850)	882,490
Finance income									25,893
Finance costs									(20,545)
Profit before tax									887,838

Other disclosure:
Depreciation and amortization	77,608	316,572	47,604	145	441,929	20,872	462,801	(87,643)	375,158

(i)	Adjustments mainly include corporate expenses which are not allocated to individual reportable segments.
(ii)

IFRS adjustments are principally the adjustment for the elimination of revenue from franchisees for product delivery arrangements in the Pepper Lunch™ and Ikinari! Steak™ segments, which are recorded on a net basis under IFRS, and for Niku (Beef) Mileage Program rewards in the Ikinari! Steak segment. Other adjustments are principally impairment losses and provisions for onerous contracts.

(iii)	IFRS total is consolidated operating profit as shown in the audited consolidated financial statements.

Geographic information

	2018	2017	2016
	(Thousands of yen)
Revenue from external customers
Japan	47,856,599	27,965,925	17,809,067
Other Regions	1,229,479	663,806	326,123

Total	49,086,078	28,629,731	18,135,190

Revenue information is based on the locations of the customers. No single customer accounted for 10 percent or more of the Group’s total revenue for the years ended December 31, 2018, 2017 and 2016.

	As of December 31,
	2018	2017
	(Thousands of yen)
Non-current operating assets
Japan	10,340,674	5,524,969
United States	64,579	699,620

Total	10,405,253	6,224,589

Non-current assets for this purpose consist of property, plant and equipment, intangible assets and prepayments.